Average Annual Total Returns		12 Months Ended	16 Months Ended
	Nov. 30, 2025	Dec. 31, 2024	Dec. 31, 2024
Solactive GBS United States 1000 Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Solactive GBS United States 1000 Index (reflects no fees or expenses)
Average Annual Return, Percent		24.06%	24.81%
S&P 500 Value Index (reflects no fees or expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500 Value Index (reflects no fees or expenses)
Average Annual Return, Percent		12.29%	16.74%
Bushido Capital US Equity ETF Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		19.14%	19.82%
Performance Inception Date	Sep. 13, 2023
Bushido Capital US Equity ETF Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		18.86%	19.50%
Bushido Capital US Equity ETF Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Shares
Average Annual Return, Percent		11.53%	15.18%